Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 3,065	$ 5,773	$ 3,362
Income taxes net of refunds	115,301	$ 48,056	$ 99,006
Common stock issued for Alert Labs Inc.	$ 6,846